As filed with the Securities and Exchange Commission on September 3, 2020
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 283	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 285	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

277 Park Avenue
New York, New York, 10172
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on October 4, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 266 to the Registration Statement on Form N-1A of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), filed with the Commission on May 22, 2020 (Accession Number 0001193125-20-149895) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Grandview Heights and State of Ohio on the 3rd day of September, 2020.
J.P. Morgan Exchange-Traded Fund Trust
By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: Interim President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on September 3, 2020.
Gary L. French*
Gary L. French
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Emily Youssouf*
Emily Youssouf
Trustee

Lauren A. Paino*
Lauren A. Paino
Treasurer and Principal Financial Officer

*By:	/s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-in-fact
Robert J. Grassi*
Robert J. Grassi
Trustee

Lawrence Maffia*
Lawrence Maffia
Trustee

Robert Deutsch*
Robert Deutsch
Trustee

Brian S. Shlissel*
Brian S. Shlissel
Interim President and Principal Executive Officer